RESERVES - APPROPRIATIONS TO RESERVES (Details) - CNY (¥) ¥ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of reserves within equity [line items]
Actual rate of appropriations from retained earnings to reserves	0.00%	0.00%	10.00%
Appropriation to reserves amount	¥ 0	¥ 0	¥ 0
Statutory surplus reserve [member]
Disclosure of reserves within equity [line items]
Stated rate of appropriations from retained earnings to reserves	10.00%
Appropriation to reserves amount	¥ 0	¥ 0	¥ 78,264
Minimum [member] | Statutory surplus reserve [member]
Disclosure of reserves within equity [line items]
Stated rate of reserve to registered share capital	25.00%
Maximum [member] | Statutory surplus reserve [member]
Disclosure of reserves within equity [line items]
Stated rate of reserve to registered share capital	50.00%